To Our Contract Owners:
                                                                February 6, 1997

I am pleased to provide you with your Annual Report for New England Variable Annuity Fund I. This report reviews the 1996 performance of the fund and lists the holdings in the portfolio as of December 31, 1996. The report also contains the complete investment history of this twenty-six year old fund on both a year by year and cumulative basis.

The proven long-term investment record of this fund is most impressive. For example, over the ten year period ended December 31, 1996, the value of an accumulation unit rose from 6.156190 to 20.079854--a total return of 226.2%.

In addition to the performance of the fund, there are a number of other benefits to owning your variable annuity. It is ideally suited for retirement planning since you are provided with a hedge against inflation, a guaranteed minimum death benefit and variable and fixed payout options, including options that provide payments for your lifetime. Your annuity contract will also provide for immediate payment of death proceeds to your named beneficiary without incurring the long delays of probate.

If you are looking for an opportunity to diversify your investments, you may want to consider the American Growth Series variable annuity. This product offers greater diversification through a choice of eleven funds, including common stock funds from some of the most respected fund managers in the industry, such as Fred Alger Management and Davis Selected Advisers. In addition, the American Growth Series offers balanced, bond and money market funds as well as a Fixed Account. The American Growth Series has no front-end sales load and accepts transfers from your present contract at no charge. (The American Growth Series is not yet available for certain employer-sponsored retirement plans that qualify for special tax benefits under the Internal Revenue Code. The American Growth Series is not yet available for sale in Michigan.) If you would like more information about this investment opportunity, please contact your New England representative.

                                 Sincerely,
                                 /s/ Bruce C. Long



                                 Bruce C. Long
                                 President
                                 New England Annuities

NOTE: Investment performance results contained in this report are not a prediction of future returns and, except for the average annual total returns, do not reflect the deduction of the maximum 6% sales load, the maximum 3% administrative charge or 2% premium tax, if applicable. If included, these charges would reduce performance figures. The investment return on and principal value of your investment will fluctuate, so that your contract may be worth more or less than you invested.

For more complete information about the American Growth Series, including charges and expenses, send for a prospectus from New England Annuities, Marketing, 501 Boylston Street, Boston, MA 02116. Read it carefully before you invest or send money.

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENT RECORD
PERCENT CHANGE IN UNIT VALUE*

                                                      New England
                                                    Variable Annuity
                                                         Fund I
25 years 9 months ended December 31, 1996  . . .       +1,635.1%
20 years ended December 31, 1996 . . . . . . . .       +1,649.9%
15 years ended December 31, 1996 . . . . . . . .         +880.9%
10 years ended December 31, 1996 . . . . . . . .         +226.2%
 5 years ended December 31, 1996 . . . . . . . .          +69.7%
 1 year ended December 31, 1996  . . . . . . . .          +21.5%



* The percentage figures for the Fund are based upon beginning accumulation unit values for the periods shown of $1.157298, $1.147484, $2.046992, $6.156190,
 $11.835525 and $16.523266, respectively.

The periods selected cover the period since the Fund first commenced business, the last twenty years, the last fifteen years, the last ten years, the last five years and the past year. The results should be considered in light of the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected. Inasmuch as the Fund does not distribute investment income, the investment record reflects reinvestment of such income. The investment record for the Fund also reflects charges, at an effective annual rate of approximately 1.26%, made for investment management and mortality and expense risks. It also reflects certain other expenses to the Fund, currently at an annual rate of .08%.
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE TABLE

                     Accumulation    %                           Accumulation     %
Date                  Unit Value   Change  Date                   Unit Value    Change
March 25, 1971 . .    $1.157298       --   December 31, 1984 .    $ 3.572709    - 9.4
December 31,
 1971  . . . . . .     1.180085    + 2.0   December 31, 1985 .      4.823900    +35.0
December 31,
 1972  . . . . . .     1.324345    +12.2   December 31, 1986 .      6.156190    +27.6
December 31,
 1973  . . . . . .     1.144645    -13.6   December 31, 1987 .      7.017161    +14.0
December 31,
 1974  . . . . . .     0.786512    -31.3   December 31, 1988 .      6.745649    - 3.9
December 31,
 1975  . . . . . .     0.981727    +24.8   December 31, 1989 .      7.984578    +18.4
December 31,
 1976  . . . . . .     1.147484    +16.9   December 31, 1990 .      8.383448    + 5.0
December 31,
 1977  . . . . . .     1.077867    - 6.1   December 31, 1991 .     11.835525    +41.2
December 31,
 1978  . . . . . .     1.180390    + 9.5   December 31, 1992 .     11.576959    - 2.2
December 31,
 1979  . . . . . .     1.356685    +14.9   December 31, 1993 .     12.850577    +11.0
December 31,
 1980  . . . . . .     1.907809    +40.6   December 31, 1994 .     11.899473    - 7.4
December 31,
 1981  . . . . . .     2.046992    + 7.3   December 31, 1995 .     16.523266    +38.9
December 31,
 1982  . . . . . .     3.254033    +59.0   December 31, 1996 .     20.079854    +21.5
December 31,
 1983  . . . . . .     3.943886    +21.2


The above table indicates the accumulation unit value of the Fund on March 25, 1971, the date of the first sale, and on the last valuation date of each twelve month period from December 31, 1971 through December 31, 1996, together with the percentage change in accumulation unit values during each such period.
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
The average annual total return of the Fund on a single purchase payment of $1,000 for the 1, 5 and 10 year periods ending December 31, 1996 was 9.5%, 8.9% and 11.4%, respectively, assuming deduction of the 2% maximum premium tax. Assuming no premium tax deduction, the average annual total return on a $1,000 purchase payment for the same periods was 11.8%, 9.3% and 11.6%, respectively. These performance results represent past performance. These results reflect the deduction of the maximum sales and administrative load of 9% of the first $46 and 8% of the balance of the purchase payment (after premium tax, if any).
--------------------------------------------------------------------------------

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO REVIEW


--------------------------------------------------------------------------------
                       TEN LARGEST COMMON STOCK HOLDINGS
                            AS OF DECEMBER 31, 1996
                                                    Market        Percent of
 Company                                            Value      Total Net Assets
 Citicorp . . . . . . . . . . . . . . . . . . .   $5,047,000         7.7%
 Intel Corp.. . . . . . . . . . . . . . . . . .    3,928,125         6.0
 Allstate Corp. . . . . . . . . . . . . . . . .    3,819,750         5.9
 American International Group, Inc. . . . . . .    3,756,275         5.8
 Philip Morris Companies, Inc.  . . . . . . . .    3,716,625         5.7
 Halliburton Co.  . . . . . . . . . . . . . . .    3,615,000         5.5
 Schlumberger, LTD  . . . . . . . . . . . . . .    3,595,500         5.5
 Chase Manhattan Corp.  . . . . . . . . . . . .    3,337,950         5.1
 Boeing Co. . . . . . . . . . . . . . . . . . .    3,297,625         5.1
 Texaco, Inc. . . . . . . . . . . . . . . . . .    3,287,188         5.0
--------------------------------------------------------------------------------

PORTFOLIO CHANGES
Six Months ended December 31, 1996


             NEW SECURITIES ADDED
                                         Shares
                                        --------
Aetna Inc.  . . . . . . . . . . . . .    20,000
Aon Corp. . . . . . . . . . . . . . .    10,000
Baker Hughes, Inc.  . . . . . . . . .    42,000
British Petroleum Co. PLC . . . . . .    21,000
Compaq Computer Corp. . . . . . . . .    17,000
Dell Computer Corp. . . . . . . . . .    15,000
Hershey Foods Corp. . . . . . . . . .    60,000
Intel Corp. . . . . . . . . . . . . .    30,000
International Business Machines
 Corp.  . . . . . . . . . . . . . . .     7,300
Procter & Gamble Co.  . . . . . . . .    14,000
Seagate Technology  . . . . . . . . .    74,000
Texaco, Inc.  . . . . . . . . . . . .    33,500
United Technologies Corp. . . . . . .     9,600






           SECURITIES ELIMINATED
                                      Shares
                                     ---------
AMR Corp.  . . . . . . . . . . . .     21,000
Cisco System Inc.  . . . . . . . .     53,000
Circus Circus Enterprises, Inc.  .     22,000
Computer Associates International,
 Inc.. . . . . . . . . . . . . . .     29,900
Eastman Kodak Co.  . . . . . . . .     10,000
Hilton Hotels Corp.  . . . . . . .     26,500
K-Mart Corp. . . . . . . . . . . .    210,000
Microsoft Corp.  . . . . . . . . .     18,500
Northwest Airlines Corp. . . . . .     51,500
PepsiCo, Inc.  . . . . . . . . . .    102,000
Sears, Roebuck & Co. . . . . . . .     60,000

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENTS AS OF DECEMBER 31, 1996

         COMMON STOCKS--95.1% OF TOTAL NET ASSETS
                                                                          Value
 Shares                                                                (Note 2)
 ------                                                            ------------
         AEROSPACE--5.1%
31,000   Boeing Co.  . . . . . . . . . . . . . . . . . . . . . .    $3,297,625
                                                                    ----------
         AIRLINES--2.3%
24,000   UAL Corp.*  . . . . . . . . . . . . . . . . . . . . . .     1,500,000
                                                                    ----------
         BANKS--MONEY CENTER--12.8%
37,400   Chase Manhattan Corp. . . . . . . . . . . . . . . . . .     3,337,950
49,000   Citicorp  . . . . . . . . . . . . . . . . . . . . . . .     5,047,000
                                                                    ----------
                                                                     8,384,950
                                                                    ----------
         BEVERAGES & TOBACCO--4.0%
66,000   Anheuser Busch Companies, Inc.  . . . . . . . . . . . .     2,640,000
                                                                   -----------
         COMPUTER SOFTWARE & SERVICES--3.2%
17,000   Compaq Computer Corp.*  . . . . . . . . . . . . . . . .     1,262,250
15,000   Dell Computer Corp.*  . . . . . . . . . . . . . . . . .       796,875
                                                                    ----------
                                                                     2,059,125
                                                                    ----------
         ELECTRONIC COMPONENTS--6.0%
30,000   Intel Corp. . . . . . . . . . . . . . . . . . . . . . .     3,928,125
                                                                    ----------
         FOOD--RETAILERS/WHOLESALERS--9.7%
60,000   Hershey Foods Corp. . . . . . . . . . . . . . . . . . .     2,625,000
33,000   Philip Morris Companies, Inc. . . . . . . . . . . . . .     3,716,625
                                                                    ----------
                                                                     6,341,625
                                                                   -----------
         HOME PRODUCTS & COSMETICS--2.3%
14,000   Procter & Gamble Co.  . . . . . . . . . . . . . . . . .     1,505,000
                                                                    ----------
         INSURANCE--15.0%
20,000   Aetna Inc.  . . . . . . . . . . . . . . . . . . . . . .     1,600,000
66,000   Allstate Corp.  . . . . . . . . . . . . . . . . . . . .     3,819,750
34,700   American International Group, Inc.  . . . . . . . . . .     3,756,275
10,000   Aon Corp. . . . . . . . . . . . . . . . . . . . . . . .       621,250
                                                                    ----------
                                                                     9,797,275
                                                                    ----------
         MISCELLANEOUS--5.6%
51,000   Nike, Inc.  . . . . . . . . . . . . . . . . . . . . . .     3,047,250
 9,600   United Technologies Corp. . . . . . . . . . . . . . . .       633,600
                                                                    ----------
                                                                     3,680,850
                                                                    ----------




   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENTS -- Continued


             COMMON STOCKS -- CONTINUED
                                                                          Value
     Shares                                                            (Note 2)
     ------                                                       -------------
             OFFICE EQUIPMENT & SUPPLIES--1.7%
      7,300  International Business Machines Corp.  . . . . . .    $ 1,102,300
                                                                   -----------
             OIL--MAJOR INTEGRATED--9.6%
     21,000  British Petroleum Co. PLC  . . . . . . . . . . . .      2,968,875
     33,500  Texaco, Inc. . . . . . . . . . . . . . . . . . . .      3,287,188
                                                                  ------------
                                                                     6,256,063
                                                                  ------------
             OIL--SERVICE--13.3%
     42,000  Baker Hughes, Inc. . . . . . . . . . . . . . . . .      1,449,000
     60,000  Halliburton Co.  . . . . . . . . . . . . . . . . .      3,615,000
     36,000  Schlumberger, LTD  . . . . . . . . . . . . . . . .      3,595,500
                                                                   -----------
                                                                     8,659,500
                                                                   -----------
             PERIPHERALS--4.5%
     74,000  Seagate Technology*  . . . . . . . . . . . . . . .      2,923,000
                                                                   -----------

             TOTAL COMMON STOCKS
             (average cost $47,877,709) . . . . . . . . . . . .     62,075,438
                                                                   -----------




            CORPORATE SHORT-TERM NOTES--4.7% OF TOTAL NET
   Face     ASSETS
  Amount
  ------
$3,080,000  American Express Credit Corp., 6.55% due 1/2/97  .      3,080,000
                                                                  -----------

            TOTAL CORPORATE SHORT-TERM NOTES
            (average cost $3,080,000)  . . . . . . . . . . . .      3,080,000
                                                                  -----------

            TOTAL INVESTMENTS--99.8%
            (average cost $50,957,709) . . . . . . . . . . . .     65,155,438
                                                                  -----------
            Receivable for investments sold  . . . . . . . . .        674,185
            Dividends and interest receivable  . . . . . . . .         80,861
            Receivable from contractholders  . . . . . . . . .          3,272
            Liabilities  . . . . . . . . . . . . . . . . . . .       (631,044)
                                                                  -----------

            TOTAL NET ASSETS--100% . . . . . . . . . . . . . .    $65,282,712
                                                                  ===========

            * Non-income producing security.




   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENT OF
ASSETS AND LIABILITIES
December 31, 1996


ASSETS
 Investments in common stocks at
  market (average cost $47,877,709)
  (Note 2)  . . . . . . . . . . . .    $62,075,438
 Corporate short-term notes (at cost
  which approximates market)  . . .      3,080,000
                                       -----------
     Total investments  . . . . . .     65,155,438
                                       -----------
 Receivable for investments
  sold  . . . . . . . . . . . . . .        674,185
 Dividends and interest
  receivable  . . . . . . . . . . .         80,861
 Receivable from
  contractholders . . . . . . . . .          3,272
                                       -----------
     Total assets . . . . . . . . .     65,913,756
                                       -----------
LIABILITIES
 Payable for investments
  purchased . . . . . . . . . . . .        173,430
 Payable for investment advisory
  fees (Note 4) . . . . . . . . . .         17,813
 Payable for mortality and expense
  risks (Note 5)  . . . . . . . . .         54,618
 Payable for other direct
  expenses  . . . . . . . . . . . .         35,169
 Payable to contractholders . . . .            230
 Payable to bank  . . . . . . . . .        349,784
                                       -----------
     Total liabilities  . . . . . .        631,044
                                       -----------
NET ASSETS    . . . . . . . . . . .    $65,282,712
                                       ===========
Net assets attributable to variable
 annuity contractholders 3,012,611
 accumulation units at $20.08 per
 unit . . . . . . . . . . . . . . .    $60,492,792
 Annuity reserves (Note 2)  . . . .      4,789,920
                                      ------------
                                       $65,282,712
                                       ===========


STATEMENT OF
OPERATIONS
For the year ended December 31, 1996


INVESTMENT INCOME (Note 2)
 INCOME
  Dividends  . . . . . . . . . .    $   892,129
  Interest . . . . . . . . . . .         39,777
  Other income . . . . . . . . .         28,214
                                    -----------
     Total income  . . . . . . .        960,120
                                    -----------
 EXPENSES
  Mortality and expense risks
    (Notes 2 and 5)  . . . . . .        580,983
  Investment advisory fee
    (Note 4) . . . . . . . . . .        189,501
  Other direct expenses
    (Note 4) . . . . . . . . . .         53,036
                                    -----------
     Total expenses  . . . . . .        823,520
                                    -----------
 NET INVESTMENT INCOME . . . . .        136,600
                                    -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS (Note 3)
  Realized net gain from
    investments sold . . . . . .      6,318,302
  Change in unrealized
    appreciation of
    investments  . . . . . . . .      5,603,280
                                    -----------
     Net gain on
      investments  . . . . . . .     11,921,582
                                    -----------
Increase in net assets resulting
 from operations . . . . . . . .    $12,058,182
                                    ===========




   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENTS OF CHANGES IN NET ASSETS

                                                      For the years ended
                                                         December 31,
                                                   -------------------------
                                                      1996           1995
                                                   ------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
 Net investment income . . . . . . . . . . . . .   $   136,600    $   197,800
 Realized net gain from investments sold . . . .     6,318,302     10,912,465
 Change in unrealized appreciation of
  investments  . . . . . . . . . . . . . . . . .     5,603,280      7,289,902
                                                   -----------    -----------
 Increase in net assets resulting from
  operations . . . . . . . . . . . . . . . . . .    12,058,182     18,400,167
                                                   -----------    -----------
CHANGES FROM PRINCIPAL TRANSACTIONS
 Purchase payments, less sales and administrative
  expenses and applicable premium taxes
  (Note 4) . . . . . . . . . . . . . . . . . . .       259,763        312,538
 Contract terminations . . . . . . . . . . . . .    (6,873,884)    (8,858,774)
 Annuity payments  . . . . . . . . . . . . . . .      (586,217)      (537,648)
 Adjustments to annuity reserves (Note 2)  . . .      (158,377)        11,172
                                                   -----------    -----------
 Decrease in net assets resulting from principal
  transactions . . . . . . . . . . . . . . . . .    (7,358,715)    (9,072,712)
                                                   -----------    -----------
 Total increase  . . . . . . . . . . . . . . . .     4,699,467      9,327,455

NET ASSETS
 Beginning of year . . . . . . . . . . . . . . .    60,583,245     51,255,790
                                                   -----------    -----------
 End of year . . . . . . . . . . . . . . . . . .   $65,282,712    $60,583,245
                                                   ===========    ===========




   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
SUPPLEMENTARY INFORMATION --
Selected Per Unit Data and Ratios

Selected data for an accumulation unit outstanding throughout each year and ratios are as follows:



                                        Year Ended December 31,
                        ------------------------------------------------------
                          1996       1995       1994        1993        1992
                          ----       ----       ----        ----        ----
Net Asset Value,
 beginning of
 period . . . . . . .      $16.52     $11.90     $12.85      $11.58      $11.84
                        ---------  ---------  ---------   ---------   ---------
Per unit data
 Investment income  .         .28        .24        .29         .16         .25
 Expenses . . . . . .         .24        .19        .16         .15         .14
                        ---------  ---------  ---------   ---------   ---------
 Net investment
  income  . . . . . .         .04        .05        .13         .01         .11
 Net realized and
  unrealized gain
  (loss) on
  investments . . . .        3.52       4.57      (1.08)       1.26        (.37)
                        ---------  ---------  ---------   ---------   ---------
 Net increase
  (decrease) in net
  asset value . . . .        3.56       4.62       (.95)       1.27        (.26)
                        ---------  ---------  ---------   ---------   ---------
 Net Asset Value, end
  of period . . . . .      $20.08     $16.52     $11.90      $12.85      $11.58
                        =========  =========  =========   =========   =========
Total Return (%)  . .        21.5       38.9       (7.4)       11.0        (2.2)
Ratios
 Ratio of operating
  expenses to average
  net assets (%)  . .        1.34       1.35       1.26        1.26        1.25
 Ratio of investment
  income--net to
  average net assets
  (%) . . . . . . . .         .22        .34       1.06         .11         .98
Portfolio
 turnover (%) . . . .      196.25     228.26     139.43      154.15      171.55
Number of accumulation
 units outstanding at
 end of period  . . .   3,012,611  3,399,132  4,038,331   4,410,741   5,103,553

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

New England Variable Annuity Fund I (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold for use with various retirement plans that are qualified under the Internal Revenue Code, for individual use, and for use with plans and trusts that are not qualified under the Internal Revenue Code. The operations of the Fund are part of Metropolitan Life Insurance Company (the "Insurance Company"). Prior to August 30, 1996, the Fund was a part of New England Mutual Life Insurance Company ("The New England"). Effective August 30, 1996, The New England merged into the Insurance Company. New England Life Insurance Company, a subsidiary of the Insurance Company, is the designated office for contractholder services. No new contracts are being offered at this time, but holders of existing flexible payment deferred contracts may continue to make purchase payments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.

A. Security valuation. Investments in common stocks traded on a national securities exchange or on the NASDAQ national market system are valued at their last reported sales prices on the principal exchange, on December 31, 1996, or if there was no reported sale during the day and for over-the-counter securities not so listed, at the last reported bid prices on that date. Corporate short-term notes are stated at cost, which approximates fair market value.

B. Security transactions and related investment income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and net real-ized and unrealized gain (loss) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the net assets of the Fund as of the beginning of the valuation period.

C. Federal income taxes. The Fund is not taxed separately because the operations of the Fund are part of the total operations of the Insurance Company. The Insurance Company is taxed as a life insurance company under the Internal Revenue Code. The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Fund.

D. Annuity reserves. Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0-5%, as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Insurance Company if the reserves required are less than originally estimated. If additional reserves are required, the Insurance Company reimburses the variable annuity account.

E. Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments (other than short-term securities) for the year ended December 31, 1996 were $118,866,657 and $128,838,564, respectively. Gains and losses from sales of investments are computed on the basis of average cost.

4. Advisory and Service Fees With Affiliates

During the year ended December 31, 1996, the Fund incurred investment management fees of $189,501, payable to the Fund's investment adviser, Capital Growth Management Limited Partnership, an affiliate of

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

the Insurance Company. The advisory agreement provides for a fee at the annual rate of 0.3066% of the average net assets of the Fund. Deductions from purchase payments for sales and administrative expenses, which for the year ended December 31, 1996, amounted to $17,197 and $6,484, respectively, were retained by The New England and the Insurance Company.

Effective January 1, 1995, the audit and managers fees were borne by the Fund. These expenses amounted to $53,036 for the year ended December 31, 1996.

5. Mortality and Expense Risks and Deductions

Although variable annuity payments differ according to the investment performance of the Fund, they are not affected by mortality or expense experience because the Insurance Company assumes the expense risk and the mortality risk under the contracts. The Insurance Company charges the Fund assets for assuming those risks. During 1996, the mortality and expense risk charges totaled $580,983.

The expense risk assumed by the Insurance Company is the risk that the deductions for sales and administrative expenses and for investment advisory services provided for in the variable annuity contract may prove insufficient to cover the cost of those items.

The mortality risk assumed by the Insurance Company has two elements: a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk.

The life annuity mortality risk results from a provision in the contract in which the Insurance Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

Under deferred annuity contracts, the Insurance Company also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date.

If those deductions are insufficient to cover the cost of the expense and mortality risks assumed by the Insurance Company, the Insurance Company absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is transferred to the Insurance Company.

6. Related Parties

Two members of the Board of Managers of the Fund are officers of New England Life Insurance Company. Both members are affiliated with the principal underwriter, one as an officer and one as a director.

7. Increase (Decrease) in Accumulation Units



                                           For the years ended December 31,
                                           ---------------------------------
                                                 1996               1995
                                                 ----               ----
 Units purchased . . . . . . . . . . . .         14,895             23,935
 Units redeemed  . . . . . . . . . . . .       (401,416)          (663,134)
                                              ---------          ---------
  Net decrease . . . . . . . . . . . . .       (386,521)          (639,199)
Units at beginning of year . . . . . . .      3,399,132          4,038,331
                                              ---------          ---------
Units at end of year . . . . . . . . . .      3,012,611          3,399,132
                                              =========          =========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Managers and the Contract Owners of New England Variable Annuity Fund I

We have audited the accompanying statement of assets and liabilities of New England Variable Annuity Fund I, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and selected per unit data and ratios for each of the five years in the period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of New England Variable Annuity Fund I as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and selected per unit data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                 COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
January 31, 1997

New England Variable Annuity Fund I
is a separate account of
Metropolitan Life Insurance Company
One Madison Avenue
New York, New York 10010

Board of Managers
Frederick K. Zimmermann, Chairman
John J. Arena
John W. Flynn
Anne M. Goggin
Nancy Hawthorne
Joseph M. Hinchey
Richard S. Humphrey, Jr.
Robert B. Kittredge
John T. Ludes
Laurens MacLure
Dale Rogers Marshall
Joseph F. Turley

Designated Office for Contractholder Services
New England Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116-3700
(617) 578-2000

Investment Adviser
Capital Growth Management Limited Partnership
One International Place
Boston, Massachusetts 02110

Distributor
New England Securities Corporation
399 Boylston Street
Boston, Massachusetts 02116

Legal Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Auditor
Coopers & Lybrand L.L.P.
One International Place
Boston, Massachusetts 02110

This report has been prepared for the contract owners of the Fund and is authorized for distribution to prospective investors in the Fund when it is accompanied or preceded by a current prospectus.

----------------------------------------
EQUAL OPPORTUNITY EMPLOYER M/F

(C)  1997 New England Life Insurance Company

[LOGO OF NEW ENGLAND ANNUITIES APPEARS HERE]

----------------------------------------
NEW ENGLAND
VARIABLE ANNUITY
FUND I

Twenty-Sixth Annual Report
December 31, 1996